UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment [ ]; Amendment Number:
       This Amendment (Check only one):  [ ]is a restatement.
                                         [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marvin & Palmer Associates, Inc.
Address:   1201 N. Market Street
           Suite 2300
           Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen T. Buckley
Title:     Chief Financial Officer - Principal
Phone:     (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley         Wilmington, Delaware          November 14, 2006

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number       Name

      28-1190                    Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 180

Form 13F Information Table Value Total: $2,896,662
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number   Name

      1   28-10077               Prudential Financial Inc.


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       Column 1                       Column 2  Column 3   Column 4  Column 5   Column 6      Column 7          Column 8
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                                                                      SHRS OR
                                                                      SH/PUT/                                VOTING AUTHORITY
    NAME OF ISSUER                    TITLE OF              VALUE     PRN AMT   INVESTMENT     OTHER       -----------------------
                                       CLASS     CUSIP     (x$1000)  PRN CALL   DISCRETION    MANAGERS
                                                                                                           SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals            Com       009158106      $27         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals            Com       009158106  $27,358     412,200        Yes                412,200
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Air Products and Chemicals            Com       009158106   $5,794      87,300        Yes                                  87,300
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Akamai Technologies                   Com       00971T101      $45         900        Yes         1          900
----------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies                   Com       00971T101  $42,152     843,200        Yes                843,200
----------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies                   Com       00971T101   $9,443     188,900        Yes                                 188,900
----------------------------------------------------------------------------------------------------------------------------------
Allstate Corporation                  Com       020002101      $25         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Allstate Corporation                  Com       020002101  $19,446     310,000        Yes                310,000
----------------------------------------------------------------------------------------------------------------------------------
Allstate Corporation                  Com       020002101   $6,104      97,300        Yes                                  97,300
----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                  ADR       02364W105      $24         600        Yes         1          600
----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                  ADR       02364W105  $29,913     759,800        Yes                759,800
----------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR                  ADR       02364W105  $45,854   1,164,700        Yes                               1,164,700
----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                           Com       031162100      $21         300        Yes         1          300
----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                           Com       031162100  $21,073     294,600        Yes                294,600
----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                           Com       031162100   $4,857      67,900        Yes                                  67,900
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                  Com       037833100      $31         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                  Com       037833100  $28,059     364,500        Yes                364,500
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                  Com       037833100   $6,728      87,400        Yes                                  87,400
----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose ADR                  ADR       038496204   $9,909     199,100        Yes                199,100
----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose ADR                  ADR       038496204   $6,863     137,900        Yes                                 137,900
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                            Com       00206R102      $59       1,800        Yes         1        1,800
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                            Com       00206R102  $64,892   1,993,000        Yes              1,993,000
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                            Com       00206R102  $13,766     422,800        Yes                                 422,800
----------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR               ADR       059460303     $190       5,700        Yes                  5,700
----------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR    ADR       059602201      $15         500        Yes         1          500
----------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR    ADR       059602201   $5,499     183,300        Yes                183,300
----------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA ADR    ADR       059602201  $10,887     362,900        Yes                                 362,900
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation           Com       060505104     $112       2,100        Yes         1        2,100
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation           Com       060505104  $82,498   1,540,000        Yes              1,540,000
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation           Com       060505104  $25,215     470,700        Yes                                 470,700
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

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
Bank of New York                      Com       064057102      $71       2,000        Yes         1        2,000
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York                      Com       064057102  $55,443   1,572,400        Yes              1,572,400
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York                      Com       064057102  $12,405     351,815        Yes                                 351,815
----------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc              Com       071813109      $32         700        Yes         1          700
----------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc              Com       071813109  $36,932     812,400        Yes                812,400
----------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc              Com       071813109   $8,096     178,100        Yes                                 178,100
----------------------------------------------------------------------------------------------------------------------------------
BMC Software                          Com       055921100      $14         500        Yes         1          500
----------------------------------------------------------------------------------------------------------------------------------
BMC Software                          Com       055921100  $12,004     441,000        Yes                441,000
----------------------------------------------------------------------------------------------------------------------------------
BMC Software                          Com       055921100   $3,729     137,000        Yes                                 137,000
----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                     Com       141705103      $34         600        Yes         1          600
----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                     Com       141705103  $31,021     547,400        Yes                547,400
----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                     Com       141705103   $7,724     136,300        Yes                                 136,300
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                     Com       149123101      $26         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                     Com       149123101  $25,599     389,040        Yes                389,040
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                     Com       149123101   $5,856      89,000        Yes                                  89,000
----------------------------------------------------------------------------------------------------------------------------------
CEMEX                                 ADR       151290889     $186       6,200        Yes                  6,200
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                   Com       166764100      $13         200        Yes         1          200
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                   Com       166764100  $22,915     353,300        Yes                353,300
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                   Com       166764100   $3,256      50,200        Yes                                  50,200
----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange           Com       167760107      $45          95        Yes         1           95
----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange           Com       167760107  $49,547     103,600        Yes                103,600
----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange           Com       167760107   $9,553      19,975        Yes                                  19,975
----------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de              ADR       20441A102   $5,761     191,400        Yes                191,400
----------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de              ADR       20441A102   $4,846     161,000        Yes                                 161,000
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                         Com       17275R102      $28       1,200        Yes         1        1,200
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                         Com       17275R102  $26,953   1,172,900        Yes              1,172,900
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                         Com       17275R102   $5,848     254,500        Yes                                 254,500
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                     Com       194162103      $25         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                     Com       194162103  $39,328     633,300        Yes                633,300
----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                     Com       194162103   $5,868      94,500        Yes                                  94,500
----------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special               Com       20030N200      $66       1,800        Yes         1        1,800
----------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special               Com       20030N200  $72,118   1,959,200        Yes              1,959,200
----------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special               Com       20030N200  $15,758     428,100        Yes                                 428,100
----------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas ADR     ADR       204409601     $204       5,200        Yes                  5,200
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

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
Ctrip.com International               ADR       22943F100   $4,900     109,000        Yes                109,000
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Ctrip.com International               ADR       22943F100   $3,672      81,700        Yes                                  81,700
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                             Com       126650100      $90       2,800        Yes         1        2,800
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                             Com       126650100  $80,727   2,513,300        Yes              2,513,300
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                             Com       126650100  $20,881     650,100        Yes                                 650,100
----------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation                   Com       235851102      $27         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation                   Com       235851102  $29,125     424,130        Yes                424,130
----------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation                   Com       235851102   $5,720      83,300        Yes                                  83,300
----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.                            Com       24702R101      $32       1,400        Yes         1        1,400
----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.                            Com       24702R101  $23,525   1,030,000        Yes              1,030,000
----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.                            Com       24702R101   $6,774     296,600        Yes                                 296,600
----------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                            Com       278642103     $851      30,000        Yes                 30,000
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EnCana Corp                           Com       292505104     $420       9,000        Yes                  9,000
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EnCana Corp                           Com       292505104  $30,031     643,200        Yes                                 643,200
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FirstEnergy Corp.                     Com       337932107      $34         600        Yes         1          600
----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                     Com       337932107  $29,254     523,700        Yes                523,700
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FirstEnergy Corp.                     Com       337932107   $7,167     128,300        Yes                                 128,300
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Fomento Economico Mex-SP ADR          ADR       344419106  $35,596     367,200        Yes                367,200
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Fomento Economico Mex-SP ADR          ADR       344419106  $40,647     419,300        Yes                                 419,300
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Genentech, Inc.                       Com       368710406      $41         500        Yes         1          500
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Genentech, Inc.                       Com       368710406  $31,715     383,500        Yes                383,500
----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                       Com       368710406   $8,551     103,400        Yes                                 103,400
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General Dynamics                      Com       369550108      $29         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
General Dynamics                      Com       369550108  $28,536     398,160        Yes                398,160
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General Dynamics                      Com       369550108   $6,293      87,800        Yes                                  87,800
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Gilead Sciences, Inc.                 Com       375558103      $69       1,000        Yes         1        1,000
----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                 Com       375558103  $69,892   1,016,310        Yes              1,016,310
----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                 Com       375558103  $15,026     218,500        Yes                                 218,500
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Google, Inc.                          Com       38259P508      $36          90        Yes         1           90
----------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                          Com       38259P508  $43,289     107,711        Yes                107,711
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Google, Inc.                          Com       38259P508   $8,380      20,850        Yes                                  20,850
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                       Com       428236103      $66       1,800        Yes         1        1,800
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                       Com       428236103  $59,540   1,622,775        Yes              1,622,775
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                       Com       428236103  $14,316     390,200        Yes                                 390,200
----------------------------------------------------------------------------------------------------------------------------------
Honeywell                             Com       438516106      $29         700        Yes         1          700
----------------------------------------------------------------------------------------------------------------------------------
Honeywell                             Com       438516106  $27,137     663,500        Yes                663,500
----------------------------------------------------------------------------------------------------------------------------------
Honeywell                             Com       438516106   $6,340     155,000        Yes                                 155,000
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

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
Icici Bank ADR                        ADR       45104G104   $8,811     286,900        Yes                286,900
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Icici Bank ADR                        ADR       45104G104   $6,544     213,100        Yes                                 213,100
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Johnson & Johnson                     Com       478160104      $71       1,100        Yes         1        1,100
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                     Com       478160104  $74,363   1,145,100        Yes              1,145,100
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                     Com       478160104  $19,592     301,700        Yes                                 301,700
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                 Com       46625H100      $28         600        Yes         1          600
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                 Com       46625H100  $21,418     456,100        Yes                456,100
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                 Com       46625H100   $6,283     133,800        Yes                                 133,800
----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                           Com       487836108      $30         600        Yes         1          600
----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                           Com       487836108  $27,073     546,700        Yes                546,700
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Kellogg Co.                           Com       487836108   $6,418     129,600        Yes                                 129,600
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Kohl's Corporation                    Com       500255104     $117       1,800        Yes         1        1,800
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Kohl's Corporation                    Com       500255104  $98,951   1,524,200        Yes              1,524,200
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Kohl's Corporation                    Com       500255104  $26,065     401,500        Yes                                 401,500
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Kookmin Bank                          ADR       50049M109   $1,038      13,300        Yes                 13,300
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Laboratory Corp. of America           Com       50540R409      $13         200        Yes         1          200
----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America           Com       50540R409  $13,953     212,800        Yes                212,800
----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America           Com       50540R409   $3,692      56,300        Yes                                  56,300
----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.                 Com       517834107      $89       1,300        Yes         1        1,300
----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.                 Com       517834107  $77,058   1,127,400        Yes              1,127,400
----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.                 Com       517834107  $20,074     293,700        Yes                                 293,700
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Lockheed Martin Corporation           Com       539830109      $34         400        Yes         1          400
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Lockheed Martin Corporation           Com       539830109  $31,257     363,200        Yes                363,200
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Lockheed Martin Corporation           Com       539830109   $8,529      99,100        Yes                                  99,100
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Merck & Co., Inc.                     Com       589331107      $38         900        Yes         1          900
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                     Com       589331107  $31,697     756,500        Yes                756,500
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Merck & Co., Inc.                     Com       589331107   $7,760     185,200        Yes                                 185,200
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Micron Technology, Inc.               Com       595112103      $30       1,700        Yes         1        1,700
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Micron Technology, Inc.               Com       595112103  $22,776   1,308,970        Yes              1,308,970
----------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.               Com       595112103   $7,371     423,600        Yes                                 423,600
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Mobile Telesystems ADR                ADR       607409109  $13,846     366,600        Yes                366,600
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Mobile Telesystems ADR                ADR       607409109   $9,782     259,000        Yes                                 259,000
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Monsanto Company                      Com       61166W101      $24         500        Yes         1          500
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Monsanto Company                      Com       61166W101  $18,017     383,260        Yes                383,260
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

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
Monsanto Company                      Com       61166W101   $5,364     114,100        Yes                                 114,100
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News Corp.                            Com       65248E203      $14         700        Yes         1          700
----------------------------------------------------------------------------------------------------------------------------------
News Corp.                            Com       65248E203  $23,790   1,152,600        Yes              1,152,600
----------------------------------------------------------------------------------------------------------------------------------
News Corp.                            Com       65248E203   $4,380     212,200        Yes                                 212,200
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Oracle Corporation                    Com       68389X105      $23       1,300        Yes         1        1,300
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                    Com       68389X105  $19,487   1,098,500        Yes              1,098,500
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                    Com       68389X105   $4,873     274,700        Yes                                 274,700
----------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.                         Com       713448108     $117       1,800        Yes         1        1,800
----------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.                         Com       713448108  $98,138   1,503,800        Yes              1,503,800
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Pepsico, Inc.                         Com       713448108  $26,176     401,100        Yes                                 401,100
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Petroleo Brasileiro ADR               ADR       71654V408  $28,158     335,900        Yes                335,900
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Petroleo Brasileiro ADR               ADR       71654V408  $31,755     378,800        Yes                                 378,800
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Pfizer, Inc.                          Com       717081103      $60       2,100        Yes         1        2,100
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Pfizer, Inc.                          Com       717081103  $59,468   2,096,900        Yes              2,096,900
----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                          Com       717081103  $13,099     461,900        Yes                                 461,900
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Sasol Limited ADR                     ADR       803866300     $122       3,700        Yes                  3,700
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Satyam Computers Services ADR         ADR       804098101   $7,363     190,300        Yes                190,300
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Satyam Computers Services ADR         ADR       804098101   $5,567     143,900        Yes                                 143,900
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Schering Plough Corp                  Com       806605101      $20         900        Yes         1          900
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Schering Plough Corp                  Com       806605101  $18,379     832,000        Yes                832,000
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Schering Plough Corp                  Com       806605101   $4,252     192,500        Yes                                 192,500
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Schlumberger Ltd.                     Com       806857108      $25         400        Yes         1          400
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Schlumberger Ltd.                     Com       806857108  $28,989     467,340        Yes                467,340
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Schlumberger Ltd.                     Com       806857108   $5,725      92,300        Yes                                  92,300
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Symantec Corp                         Com       871503108      $23       1,100        Yes         1        1,100
----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                         Com       871503108  $28,545   1,341,400        Yes              1,341,400
----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                         Com       871503108   $6,824     320,700        Yes                                 320,700
----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR          ADR       881624209  $13,074     383,500        Yes                383,500
----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR          ADR       881624209   $9,787     287,100        Yes                                 287,100
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Texas Instruments, Inc.               Com       882508104      $13         400        Yes         1          400
----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.               Com       882508104  $13,955     419,700        Yes                419,700
----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.               Com       882508104   $4,828     145,200        Yes                                 145,200
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The Walt Disney Company               Com       254687106      $31       1,000        Yes         1        1,000
----------------------------------------------------------------------------------------------------------------------------------
The Walt Disney Company               Com       254687106  $33,361   1,079,300        Yes              1,079,300
----------------------------------------------------------------------------------------------------------------------------------
The Walt Disney Company               Com       254687106   $7,329     237,100        Yes                                 237,100
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

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
Vimpel Communications ADR             ADR       68370R109   $5,199      85,800        Yes                 85,800
----------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR             ADR       68370R109   $3,678      60,700        Yes                                  60,700
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation                  Com       929903102  $87,338   1,565,200        Yes              1,565,200
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation                  Com       929903102  $27,922     500,400        Yes                                 500,400
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                      Com       931422109      $22         500        Yes         1          500
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                      Com       931422109  $23,695     533,800        Yes                533,800
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Company                      Com       931422109   $5,535     124,700        Yes                                 124,700
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company                   Com       949746101      $94       2,600        Yes         1        2,600
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company                   Com       949746101  $85,074   2,351,400        Yes              2,351,400
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company                   Com       949746101  $25,228     697,300        Yes                                 697,300
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